Consolidated statements of operations - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue		€ 485,031	€ 535,004	€ 361,465
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1]	11,971	12,691	11,500
Selling and marketing, including related party	[1],[2],[3]	345,639	342,024	249,196
Technology and content, including related party	[1],[2],[3]	49,020	54,921	52,374
General and administrative, including related party	[1],[2],[3]	38,726	60,852	38,208
Amortization of intangible assets	[2]	135	136	136
Goodwill and intangible assets impairment loss		196,127	184,642	0
Operating income/(loss)		(156,587)	(120,262)	10,051
Other income/(expense)
Interest expense		(12)	(51)	(389)
Interest income		5,213	622	174
Other, net		(478)	(556)	13,454
Total other income/(expense), net		4,723	15	13,239
Income/(loss) before income taxes		(151,864)	(120,247)	23,290
Expense for income taxes		12,391	6,570	12,586
Income/(loss) before equity method investment		(164,255)	(126,817)	10,704
Loss from equity method investment		(221)	(401)	0
Net income/(loss)		€ (164,476)	€ (127,218)	€ 10,704
Earnings per share attributable to common stockholders:
Basic (in Euro per share)		€ (0.48)	€ (0.36)	€ 0.03
Diluted (in Euro per share)		€ (0.48)	€ (0.36)	€ 0.03
Shares used in computing earnings per share:
Basic (in shares)		344,937,000	357,551,000	357,525,000
Diluted (in shares)		344,937,000	357,551,000	367,240,000
Nonrelated Party
Revenue		€ 312,559	€ 361,697	€ 270,110
Related Party
Revenue		€ 172,472	€ 173,307	€ 91,355

[1]

	Year ended December 31,
	2023	2022	2021
(1) Includes share-based compensation as follows:
Cost of revenue	€146	€198	€257
Selling and marketing	463	737	1,104
Technology and content	1,728	2,969	3,897
General and administrative	7,168	11,438	12,003

[2]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€—	€8	€98
Amortization of internal use software and website development costs included in technology and content	3,085	4,019	4,566
Amortization of internal use software costs included in general and administrative	—	104	313
Amortization of acquired technology included in amortization of intangible assets	135	136	136

[3]

(3) Includes related party expense as follows:
Selling and marketing	€94	€97	€111
Technology and content	1,618	541	48
General and administrative	63	1	—